Provisions (Tables)	12 Months Ended
Jun. 30, 2022
Provisions.
Schedule of provisions

(in € thousands)	Dismantling	Other	Total
Beginning of fiscal year	629	88	717
Additions	41	—	41
Releases	—	—	—
Utilizations	—	—	—
End of fiscal year	670	88	758